PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Buildings	$25,457,407	$24,110,272
Machinery and equipment	6,787,369	8,412,387
Office equipment and furniture	806,251	845,329
Automobiles	584,675	554,182
Leasehold improvements	40,362,205	39,557,272
Construction-in-progress (“CIP”)	6,406,144	-
Total	80,404,051	73,479,442
Less: Accumulated depreciation	(16,465,225)	(15,000,785)
Impairment of property, plant and equipment	(5,627,934)	(218,862)
Property, plant and equipment, net	$58,310,892	$58,259,795

During the years ended June 30, 2026, 2025 and 2024, the Company recorded loss of $1,368,458, $227,323 and $1,075,490 from disposal of property, plant and equipment. No impairment was recorded for the years ended June 30, 2025 and 2024. During the annual impairment test performed in the fourth quarter of fiscal 2026, the Company identified several triggering events indicating that the carrying value of its property, plant and equipment may exceed their fair value. These indicators included continued operating losses in recent years and a decline in forecasted cash flows for certain asset groups. With the assistance of an independent third-party valuation firm, the Company performed a quantitative assessment as of June 30, 2026, using a cost approach (replacement cost method). This method is based on the replacement cost of comparable assets at the time of the valuation adjusted for depreciation and economic and functional obsolescence of the asset. The fair value measurement is classified within Level 3 of the fair value hierarchy based on unobservable inputs. The Company believes the estimates are based on reasonable assumptions, but which are inherently uncertain. Based on this analysis, the Company determined an aggregate impairment charge of $5,301,648 on these assets for the year ended June 30, 2026.

Depreciation expenses were $2,660,481, $2,724,759 and $2,711,240 for the years ended June 30, 2026, 2025 and 2024, respectively. In connection with the approximately $3.6 million bank loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its property, plant and equipment of approximately $3.3 million as collateral to secure the loans (see Note 10).

The Company’s subsidiary Dongguan Dogness had a leasehold improvement comprising (i) executive accommodation facilities and (ii) research and development center infrastructure. The total budget is approximately $6.7 million (RMB45.6 million). As of June 30, 2026, the Company has made total payments of approximately $6.4 million (RMB43.5 million) in connection with this project, which resulted in future minimum capital expenditure payments of approximately $0.3 million (RMB2.1 million), the Company plans to pay remaining payments in twelve months after June 30, 2026.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)